Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2013
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	7,430
Customer relationship	8,100	7 years	8,004
Patents	842	6 years	770
Total	$20,716		16,204
Unamortized intangible assets:
In-process research and development	$722

	December 31, 2014
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	8,281
Customer relationship	8,100	7 years	8,100
Patents	842	6 years	776
Total	$20,716		17,157
Unamortized intangible assets:
In-process research and development	$722

Amortization expense for the years ended December 31, 2012, 2013 and 2014 was $2,508 thousand, $2,909 thousand and $953 thousand, respectively. Estimated amortization expense for the next five years is $783 thousand in 2015, 2016, 2017 and 2018, and $395 thousand in 2019.